Financial liabilities - Disclosure of the main data and assumptions, Kreos / Claret minimum return indemnifications (Details) - Kreos & Claret minimal return indemnifications € in Thousands	Dec. 31, 2024 EUR (€)	Jun. 21, 2024 EUR (€)	Mar. 28, 2024 EUR (€)
Tranche B
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments	€ 2,636		€ 1,683
Tranche C
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments	€ 984	€ 475
Final redemption scenario probability | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.95		0.95
Final redemption scenario probability | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.95	0.95
Minimal return | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1.40		1.40
Minimal return | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1.30	1.30
Discount rate | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.08		0.13
Discount rate | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.08	0.15
Probability-weighted present value of shortfall payment, final redemption | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	2,635		1,959
Probability-weighted present value of shortfall payment, final redemption | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1,160	741
Probability-weighted present value of shortfall payment, tender offer | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	136		68
Probability-weighted present value of shortfall payment, tender offer | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	43	0
Final redemption, probability-weighted fair value with MRI | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	104		1,066
Final redemption, probability-weighted fair value with MRI | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	684	2,948
Final redemption, probability-weighted fair value without MRI | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	241		1,410
Final redemption, probability-weighted fair value without MRI | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	903	3,250
Total fair value of MRI, final redemption | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	2,499		1,615
Total fair value of MRI, final redemption | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	941	475
Total fair value of MRI, tender offer | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	136		68
Total fair value of MRI, tender offer | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	43	0